Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies
Summary of future minimum lease payments	Future minimum lease payments are as follows:

Years ending December 31,
From July 1, 2020 to December 31, 2020	$8,435
2021	15,668
2022	13,947
2023	13,637
2024	12,029
Thereafter	35,766
Total	$99,482

Years ending December 31,
2020	$10,067
2021	8,300
2022	8,374
2023	8,292
2024	7,310
Thereafter	23,685
Total	$66,028

Summary of other contractual obligations and contingencies

The Company is a party to several non-cancelable contracts with vendors where the Company is obligated to make future minimum payments under the terms of these contracts as follows:

Years ending December 31,
From July 1, 2020 to December 31, 2020	$24,439
2021	51,487
2022	28,959
2023	17,463
2024	8,150
Thereafter	15,400
Total	$145,898